Fair Values for Plans by Asset Category (Detail) - Pension - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 16,124	$ 18,548	$ 17,111
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,459	1,983
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3,216	4,339
US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,264	1,257
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3,024	2,882
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	713	582
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3	3
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,670	1,792
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,988	3,748
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,787	1,962
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	4,800	5,899
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,375	1,814
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,313	2,952
Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	884	830
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	194	264
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	34	39
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	5,497	6,274
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	84	169
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	900	1,277
Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	380	427
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,702	2,506
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	659	524
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3	3
Level 2 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	39
Level 2 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category		204
Level 2 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	730	1,164
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	5,827	6,375
Level 3 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	3	110
Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	128	112
Level 3 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	20	19
Level 3 | Real Estate
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	1,631	1,792
Level 3 | Private Equity
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	2,988	3,544
Level 3 | Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the pension plans by asset category	$ 1,057	$ 798